                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07245

Morgan Stanley Balanced Growth Fund
                (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)             (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2004

Date of reporting period: July 31, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Balanced Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments, as well as other information.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended July 31, 2003

TOTAL RETURN FOR THE SIX MONTHS ENDED JULY 31, 2003

               CLASS A            CLASS B            CLASS C            CLASS D
                10.77%             10.35%             10.34%             10.89%

                                                  LEHMAN
                                                 BROTHERS
               RUSSELL                             U.S.                   LIPPER
            1000 VALUE        S&P 500           GOVERNMENT/             BALANCED
              INDEX(1)        INDEX(2)        CREDIT INDEX(3)     FUNDS INDEX(4)
                16.04%             16.79%              0.82%              10.78%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do no reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

At the start of the six-month period ended July 31, 2003, the equity markets were plagued by concerns over the near-term future path of the economy and uncertainty about the possibility of war in Iraq. Traditionally defensive sectors outperformed in this environment as investors favored their perceived safety. From March through July, however, the equity market rallied sharply as investors began to perceive the beneficial effects of accommodative monetary and fiscal policy on economic results and corporate earnings. The defensive sectors and securities that had led the market during the bear market period fell behind more cyclical sectors as investors' expectations for the economy improved.

Bonds performed strongly through much of the equity rally. In June, however, signs of economic growth led investors to fear that interest rates were unsustainably low. Bond prices (which move in opposition to yields) fell sharply through the end of the period as investors allocated assets out of the debt markets. These shifts were reflected in the yield on the 10-year Treasury bond. After declining sharply from May through mid-June, to 3.11 percent, it backed up to 4.41 percent at the end of July.

PERFORMANCE ANALYSIS

Much of the Fund's underperformance relative to its benchmark, the Russell 1000 Value Index, during the period stemmed from its holdings of fixed-income securities, which lagged the equity market. On the equity side, the Fund's overweighting in energy detracted from performance because that sector did not participate as fully in the rally as others. We remain confident in the Fund's overweighted stance, however, because we consider our energy holdings to be favorably valued.

These negatives were partially offset by strong performance in other segments of the Fund's equity portfolio. Strong stock selection in the consumer discretionary sector was one such case. Many of these securities presented compelling values and appreciated strongly from their relatively low valuations at the beginning of the period. The Fund's investments in health care, including select pharmaceutical and health care services holdings, also contributed positively to performance.

The fixed-income portfolio's performance was mixed. With rates at historically low levels, our analysis indicated that the Treasury yield curve appeared to be priced as if the U.S. economy would remain well below full employment level for five years, and somewhat below full employment for a decade. We believed this assessment to be unduly pessimistic in light of the potential for the economy's return to positive growth. Given that such a return would be likely to result in interest rates rising, we kept the Fund's interest-rate sensitivity below that of its benchmark, which caused it to lag as interest rates fell. This position became a net positive, however, when interest rates soared in the last weeks of the period.

   TOP 10 HOLDINGS
   U.S. Treasury Bonds and Notes                        7.3%
   Fed. Natl. Mtge. Assoc.                              5.3%
   Fed. Home Ln. Mtge. Corp.                            4.7%
   Bristol-Myers Squibb Co.                             3.2%
   Bank of America Corp.                                2.4%
   AOL Time Warner Inc.                                 2.0%
   Schlumberger Ltd.                                    1.9%
   Chubb Corp.                                          1.8%
   BP PLC -- ADR                                        1.7%
   Exxon Mobil Corporation                              1.5%

   TOP FIVE INDUSTRIES
   Common Stocks                                       65.6%
   U.S. Government Agencies & Obligations              17.8%
   Short Term                                           9.8%
   Corporate Bonds                                      9.2%
   Asset Backed                                         1.4%

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

- THE FUND'S INVESTMENT OBJECTIVE IS TO SEEK TO PROVIDE CAPITAL GROWTH WITH REASONABLE CURRENT INCOME.
- TYPICALLY, THE MANAGER INVESTS AT LEAST 60% OF THE PORTFOLIO IN THE COMMON STOCKS OF COMPANIES THAT HAVE A RECORD OF PAYING DIVIDENDS AND, IN THE OPINION OF THE MANAGER, HAVE THE POTENTIAL FOR INCREASING DIVIDENDS AND IN INVESTMENT GRADE SECURITIES CONVERTIBLE INTO COMMON STOCKS.

- THE FUND ALSO INVESTS AT LEAST 25% OF ITS TOTAL ASSETS IN FIXED-INCOME SECURITIES SUCH AS INVESTMENT-GRADE CORPORATE DEBT SECURITIES, BANK OBLIGATIONS, INVESTMENT-GRADE MORTGAGE-BACKED SECURITIES, INCLUDING COLLATERALIZED MORTGAGE OBLIGATIONS, INVESTMENT-GRADE ASSET-BACKED SECURITIES, AND U.S. GOVERNMENT SECURITIES.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT
HTTP://WWW.SEC.GOV.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JULY 31, 2003

                             CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                                    07/28/97                 07/28/97                 03/28/95                  07/28/97
   SYMBOL                           BGRAX                    BGRBX                    BGRCX                     BGRDX
   1 YEAR                           4.06%(5)                 3.35%(5)                 3.33%(5)                  4.40%(5)
                                   (1.40)(6)                (1.65)(6)                  2.33(6)
   5 YEARS                           2.41(5)                  1.64(5)                  1.64(5)                   2.67(5)
                                     1.31(6)                  1.35(6)                  1.64(6)
   SINCE INCEPTION                   3.98(5)                  3.19(5)                  8.15(5)                   4.22(5)
                                     3.05(6)                  3.19(6)                  8.15(6)

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

--------------------------------------------------------------------------------
Notes on Performance

(1) The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. Such costs would lower performance. It is not possible to invest directly in an index.

(3) The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index does not include any expenses, fees or charges. Such costs would lower performance. It is not possible to invest directly in an index.

(4) The Lipper Balanced Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Balanced Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(5) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(6) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum CDSC for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED)

NUMBER OF
 SHARES                                                                                       VALUE
-------------------------------------------------------------------------------------------------------
            Common Stocks (65.6%)
            Advertising/Marketing Services (0.5%)
  61,300    Interpublic Group of Companies, Inc. (The)*.................................  $    845,940
                                                                                          ------------

            Aerospace & Defense (0.5%)
  26,790    Raytheon Co. ...............................................................       822,453
                                                                                          ------------

            Auto Parts: O.E.M. (0.9%)
  21,150    Magna International Inc. (Class A) (Canada).................................     1,609,092
                                                                                          ------------

            Beverages: Non-Alcoholic (0.4%)
  17,360    Coca-Cola Co. (The).........................................................       780,679
                                                                                          ------------

            Chemicals: Agricultural (0.4%)
  28,920    Monsanto Co. ...............................................................       665,160
                                                                                          ------------

            Chemicals: Major Diversified (1.2%)
  36,530    Dow Chemical Co. (The)......................................................     1,289,509
  22,000    Du Pont (E.I.) de Nemours & Co. ............................................       966,680
                                                                                          ------------
                                                                                             2,256,189
                                                                                          ------------
            Computer Processing Hardware (0.8%)
  70,100    Hewlett-Packard Co. ........................................................     1,484,017
                                                                                          ------------

            Containers/Packaging (1.0%)
  39,740    Temple-Inland, Inc. ........................................................     1,843,539
                                                                                          ------------

            Contract Drilling (1.3%)
  46,270    ENSCO International Inc. ...................................................     1,159,989
  60,380    Transocean Inc.*............................................................     1,181,637
                                                                                          ------------
                                                                                             2,341,626
                                                                                          ------------
            Data Processing Services (1.1%)
  36,300    Automatic Data Processing, Inc. ............................................     1,346,004
  15,160    Computer Sciences Corp.*....................................................       615,041
                                                                                          ------------
                                                                                             1,961,045
                                                                                          ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                       VALUE
-------------------------------------------------------------------------------------------------------
            Discount Stores (1.5%)
  22,430    Target Corp. ...............................................................  $    859,518
  31,690    Wal-Mart Stores, Inc. ......................................................     1,771,788
                                                                                          ------------
                                                                                             2,631,306
                                                                                          ------------
            Electric Utilities (3.1%)
  18,800    Edison International*.......................................................       308,508
  46,370    Entergy Corp. ..............................................................     2,388,519
  21,840    Exelon Corp. ...............................................................     1,255,145
  40,290    PPL Corp. ..................................................................     1,595,081
                                                                                          ------------
                                                                                             5,547,253
                                                                                          ------------
            Financial Conglomerates (3.5%)
  57,300    Citigroup Inc. .............................................................     2,567,040
  67,570    J.P. Morgan Chase & Co. ....................................................     2,368,328
  39,380    Prudential Financial, Inc. .................................................     1,401,140
                                                                                          ------------
                                                                                             6,336,508
                                                                                          ------------
            Financial Publishing/Services (1.2%)
  88,830    Equifax, Inc. ..............................................................     2,068,851
                                                                                          ------------

            Food: Major Diversified (0.7%)
  25,440    PepsiCo, Inc. ..............................................................     1,172,021
                                                                                          ------------

            Hospital/Nursing Management (0.5%)
  64,700    Tenet Healthcare Corp.*.....................................................       891,566
                                                                                          ------------

            Hotels/Resorts/Cruiselines (2.3%)
 128,940    Hilton Hotels Corp. ........................................................     1,882,524
  69,600    Starwood Hotels & Resorts Worldwide, Inc. ..................................     2,268,960
                                                                                          ------------
                                                                                             4,151,484
                                                                                          ------------
            Household/Personal Care (1.3%)
  42,390    Kimberly-Clark Corp. .......................................................     2,051,676
   3,400    Procter & Gamble Co. (The)..................................................       298,758
                                                                                          ------------
                                                                                             2,350,434
                                                                                          ------------
            Industrial Conglomerates (2.3%)
   8,700    3M Co. .....................................................................     1,219,740
  29,240    Ingersoll-Rand Co., Ltd. (Class A) (Bermuda)................................     1,585,978
  29,630    Textron, Inc. ..............................................................     1,286,535
                                                                                          ------------
                                                                                             4,092,253
                                                                                          ------------

                       See Notes to Financial Statements
 6

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                       VALUE
-------------------------------------------------------------------------------------------------------
            Industrial Machinery (0.5%)
  20,100    Parker-Hannifin Corp. ......................................................  $    926,610
                                                                                          ------------

            Information Technology Services (0.5%)
  40,200    Electronic Data Systems Corp. ..............................................       895,254
                                                                                          ------------

            Integrated Oil (4.0%)
  74,360    BP PLC (ADR) (United Kingdom)...............................................     3,089,658
  29,040    ConocoPhillips..............................................................     1,519,954
  73,740    Exxon Mobil Corp. ..........................................................     2,623,669
                                                                                          ------------
                                                                                             7,233,281
                                                                                          ------------
            Investment Banks/Brokers (2.1%)
  41,400    Edwards (A.G.), Inc. .......................................................     1,531,386
  42,600    Merrill Lynch & Co., Inc. ..................................................     2,316,162
                                                                                          ------------
                                                                                             3,847,548
                                                                                          ------------
            Life/Health Insurance (0.5%)
  34,870    MetLife, Inc. ..............................................................       966,596
                                                                                          ------------

            Major Banks (4.7%)
  52,450    Bank of America Corp. ......................................................     4,330,796
  28,670    FleetBoston Financial Corp. ................................................       891,350
  42,560    PNC Financial Services Group................................................     2,083,312
  25,920    Wachovia Corp. .............................................................     1,132,445
                                                                                          ------------
                                                                                             8,437,903
                                                                                          ------------
            Major Telecommunications (2.7%)
  78,850    SBC Communications, Inc. ...................................................     1,841,936
 105,760    Sprint Corp. (FON Group)....................................................     1,493,331
  41,810    Verizon Communications Inc. ................................................     1,457,497
                                                                                          ------------
                                                                                             4,792,764
                                                                                          ------------
            Managed Health Care (0.7%)
  21,520    Aetna Inc. .................................................................     1,326,062
                                                                                          ------------

            Media Conglomerates (3.3%)
 222,960    AOL Time Warner Inc.*.......................................................     3,440,273
 115,350    Disney (Walt) Co. (The).....................................................     2,528,472
                                                                                          ------------
                                                                                             5,968,745
                                                                                          ------------
            Medical Specialties (0.8%)
  32,470    Bausch & Lomb, Inc. ........................................................     1,372,507
                                                                                          ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                       VALUE
-------------------------------------------------------------------------------------------------------
            Motor Vehicles (0.6%)
  56,100    Honda Motor Co., Ltd. (ADR) (Japan).........................................  $  1,108,536
                                                                                          ------------

            Multi-Line Insurance (1.7%)
  42,550    Hartford Financial Services Group, Inc. (The)...............................     2,220,684
  22,990    Safeco Corp. ...............................................................       855,918
                                                                                          ------------
                                                                                             3,076,602
                                                                                          ------------
            Oil & Gas Production (1.3%)
  23,460    Anadarko Petroleum Corp. ...................................................     1,027,548
  32,050    EOG Resources, Inc. ........................................................     1,242,899
                                                                                          ------------
                                                                                             2,270,447
                                                                                          ------------
            Oil Refining/Marketing (0.6%)
  27,270    Valero Energy Corp. ........................................................       992,628
                                                                                          ------------

            Oilfield Services/Equipment (1.9%)
  73,800    Schlumberger Ltd. ..........................................................     3,326,166
                                                                                          ------------

            Other Metals/Minerals (0.9%)
  37,070    Phelps Dodge Corp.*.........................................................     1,563,983
                                                                                          ------------

            Packaged Software (1.1%)
  77,920    Microsoft Corp. ............................................................     2,057,088
                                                                                          ------------

            Pharmaceuticals: Major (6.1%)
 216,760    Bristol-Myers Squibb Co. ...................................................     5,679,112
  11,840    Johnson & Johnson...........................................................       613,194
  35,626    Pfizer Inc. ................................................................     1,188,483
  22,000    Roche Holdings Ltd (ADR) (Switzerland)......................................     1,838,100
  97,060    Schering-Plough Corp. ......................................................     1,648,079
                                                                                          ------------
                                                                                            10,966,968
                                                                                          ------------
            Precious Metals (0.8%)
  38,790    Newmont Mining Corp. .......................................................     1,400,319
                                                                                          ------------

            Property - Casualty Insurers (2.9%)
  48,490    Chubb Corp. (The)...........................................................     3,142,152
 126,006    Travelers Property Casualty Corp. (Class A).................................     2,041,297
                                                                                          ------------
                                                                                             5,183,449
                                                                                          ------------

                       See Notes to Financial Statements
 8

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                       VALUE
-------------------------------------------------------------------------------------------------------
            Railroads (1.8%)
 105,370    Norfolk Southern Corp. .....................................................  $  2,026,265
  19,380    Union Pacific Corp. ........................................................     1,181,017
                                                                                          ------------
                                                                                             3,207,282
                                                                                          ------------
            Restaurants (1.0%)
  76,210    McDonald's Corp. ...........................................................     1,753,592
                                                                                          ------------

            Tobacco (0.6%)
  26,290    Altria Group, Inc. .........................................................     1,051,863
                                                                                          ------------
            Total Common Stocks (Cost $101,016,271).....................................   117,577,609
                                                                                          ------------

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE
---------                                                               ------   --------
            Corporate Bonds (9.2%)
            Aerospace & Defense (0.4%)
$     90    Boeing Co. ...............................................  6.625%   02/15/38   $     86,641
      45    Goodrich Corp. ...........................................  7.625    12/15/12         48,898
     115    Lockheed Martin Corp. ....................................  7.75     05/01/26        130,258
      85    Lockheed Martin Corp. ....................................  8.50     12/01/29        104,284
      60    Raytheon Co. .............................................  8.20     03/01/06         68,245
     193    Systems 2001 Asset Trust - 144A**.........................  6.664    09/15/13        216,064
                                                                                            ------------
                                                                                                 654,390
                                                                                            ------------
            Airlines (0.3%)
     127    American West Airlines....................................  7.10     04/02/21        129,915
     274    Continental Airlines, Inc. ...............................  6.90     01/02/18        257,775
      75    Southwest Airlines Co. ...................................  5.496    11/01/06         79,487
                                                                                            ------------
                                                                                                 467,177
                                                                                            ------------
            Broadcasting (0.1%)
     130    Clear Channel Communications, Inc. .......................  7.65     09/15/10        148,738
                                                                                            ------------

            Building Products (0.1%)
      45    Celulosa Arauco Constitution - 144A**(Chile)..............  5.125    07/09/13         42,148
      60    Masco Corp. ..............................................  6.50     08/15/32         59,534
                                                                                            ------------
                                                                                                 101,682
                                                                                            ------------
            Cable/Satellite TV (0.2%)
     140    Comcast Corp. ............................................  6.50     01/15/15        145,988
      95    Cox Communications, Inc. .................................  7.125    10/01/12        106,124

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$    105    Liberty Media Corp. ......................................  5.70 %   05/15/13   $     97,700
      80    TCI Communications, Inc. .................................  7.875    02/15/26         87,106
                                                                                            ------------
                                                                                                 436,918
                                                                                            ------------
            Chemicals: Agricultural (0.0%)
      65    Monsanto Co. .............................................  7.375    08/15/12         73,186
                                                                                            ------------

            Containers/Packaging (0.1%)
      85    Sealed Air Corp - 144A**..................................  5.625    07/15/13         81,282
                                                                                            ------------

            Department Stores (0.2%)
      25    Federated Department Stores, Inc. ........................  7.00     02/15/28         25,713
     200    Federated Department Stores, Inc. ........................  6.90     04/01/29        203,365
     215    May Department Stores Co., Inc. ..........................  6.70     09/15/28        208,852
                                                                                            ------------
                                                                                                 437,930
                                                                                            ------------
            Drugstore Chains (0.2%)
     275    CVS Corp. ................................................  5.625    03/15/06        296,100
                                                                                            ------------

            Electric Utilities (0.4%)
      55    Appalachian Power Co. (Series H)..........................  5.95     05/15/33         49,454
      60    Cincinnati Gas & Electric Co. ............................  5.70     09/15/12         62,228
      40    Cincinnati Gas & Electric Co. (Series A)..................  5.40     06/15/33         34,896
      40    Cincinnati Gas & Electric Co. (Series B)..................  5.375    06/15/33         34,763
      40    Columbus Southern Power Co. - 144A**......................  6.60     03/01/33         40,331
     105    Constellation Energy Group, Inc. .........................  7.60     04/01/32        112,869
      50    Detroit Edison Co. .......................................  6.125    10/01/10         53,067
      15    Detroit Edison Co. .......................................  6.35     10/15/32         14,978
      85    Duke Energy Corp. ........................................  4.50     04/01/10         84,092
      60    Exelon Corp. .............................................  6.75     05/01/11         66,066
      35    Florida Power & Light Co. ................................  4.85     02/01/13         34,789
      45    Ohio Power Co. - 144A**...................................  6.60     02/15/33         45,376
      75    Public Service Electric & Gas Co. ........................  5.00     01/01/13         73,713
      35    South Carolina Electric & Gas Co. ........................  5.30     05/15/33         30,916
      15    Wisconsin Electric Power Co. .............................  5.625    05/15/33         13,807
      30    Wisconsin Energy Corp. ...................................  6.20     04/01/33         28,973
                                                                                            ------------
                                                                                                 780,318
                                                                                            ------------
            Electrical Products (0.1%)
     125    Cooper Industries Inc. ...................................  5.25     07/01/07        131,556
                                                                                            ------------

                       See Notes to Financial Statements
 10

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Environmental Services (0.0%)
$     70    Waste Management, Inc. ...................................  6.875%   05/15/09   $     77,611
                                                                                            ------------

            Finance/Rental/Leasing (0.5%)
     165    Countrywide Home Loans, Inc. .............................  3.25     05/21/08        159,503
      75    Ford Motor Credit Co. ....................................  7.25     10/25/11         74,240
      45    Household Finance Corp. ..................................  6.40     06/17/08         49,373
      65    Household Finance Corp. ..................................  6.75     05/15/11         71,101
      45    Household Finance Corp. ..................................  6.375    10/15/11         48,081
      55    International Lease Finance Corp. ........................  3.75     08/01/07         55,052
     185    MBNA Corp. ...............................................  6.125    03/01/13        191,382
     205    Prime Property Funding II - 144A**........................  7.00     08/15/04        215,432
                                                                                            ------------
                                                                                                 864,164
                                                                                            ------------
            Financial Conglomerates (1.1%)
     500    Associates Corp. of North America.........................  6.25     11/01/08        552,551
      75    Boeing Capital Corp. .....................................  6.10     03/01/11         77,795
      15    Boeing Capital Corp. .....................................  6.50     02/15/12         15,771
      20    Boeing Capital Corp. .....................................  5.80     01/15/13         19,923
     140    Chase Manhattan Corp. ....................................  6.00     02/15/09        150,781
     280    General Electric Capital Corp. ...........................  6.75     03/15/32        293,520
      55    General Motors Acceptance Corp. ..........................  4.50     07/15/06         55,104
      45    General Motors Acceptance Corp. ..........................  6.875    09/15/11         43,964
     185    General Motors Acceptance Corp. ..........................  8.00     11/01/31        170,696
     255    Prudential Holdings, LLC (Series C)  - 144A**.............  8.695    12/18/23        297,116
     325    Prudential Holdings, LLC (Series B) (FSA) - 144A**........  7.245    12/18/23        350,347
                                                                                            ------------
                                                                                               2,027,568
                                                                                            ------------
            Food Retail (0.2%)
      30    Albertson's Inc. .........................................  7.45     08/01/29         31,310
     100    Albertson's, Inc. ........................................  7.50     02/15/11        111,953
     180    Kroger Co. ...............................................  6.80     04/01/11        195,212
      30    Kroger Co. ...............................................  7.70     06/01/29         32,909
                                                                                            ------------
                                                                                                 371,384
                                                                                            ------------
            Food: Major Diversified (0.1%)
      25    Kraft Foods Inc. .........................................  5.625    11/01/11         25,252
      85    Kraft Foods Inc. .........................................  6.25     06/01/12         88,977
                                                                                            ------------
                                                                                                 114,229
                                                                                            ------------
            Forest Products (0.1%)
     155    Weyerhaeuser Co. .........................................  6.75     03/15/12        165,115
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Gas Distributors (0.1%)
$    110    Consolidated Natural Gas Co. .............................  6.25 %   11/01/11   $    118,545
      40    Sempra Energy.............................................  6.00     02/01/13         41,373
                                                                                            ------------
                                                                                                 159,918
                                                                                            ------------
            Home Building (0.1%)
      75    Centex Corp. .............................................  7.50     01/15/12         84,589
      55    Pulte Homes, Inc. ........................................  6.375    05/15/33         49,706
                                                                                            ------------
                                                                                                 134,295
                                                                                            ------------
            Home Furnishings (0.1%)
      75    Mohawk Industries Inc. ...................................  7.20     04/15/12         82,458
                                                                                            ------------

            Home Improvement Chains (0.1%)
     175    Lowe's Companies, Inc. ...................................  8.25     06/01/10        211,156
                                                                                            ------------

            Hotels/Resorts/Cruiselines (0.2%)
     105    Hyatt Equities LLC - 144A**...............................  6.875    06/15/07        106,532
     245    Marriott International, Inc. (Series E)...................  7.00     01/15/08        270,384
                                                                                            ------------
                                                                                                 376,916
                                                                                            ------------
            Industrial Conglomerates (0.2%)
     185    Honeywell International, Inc. ............................  6.125    11/01/11        198,252
      85    Hutchinson Whampoa International Ltd. - 144A** (Virgin
              Islands)................................................  6.50     02/13/13         84,700
                                                                                            ------------
                                                                                                 282,952
                                                                                            ------------
            Information Technology Services (0.0%)
      10    Electronic Data Systems...................................  7.125    10/15/09         10,550
      60    Electronic Data Systems Corp. - 144A**....................  6.00     08/01/13         56,115
                                                                                            ------------
                                                                                                  66,665
                                                                                            ------------
            Integrated Oil (0.2%)
     170    Amerada Hess Corp. .......................................  7.875    10/01/29        184,468
     215    Conoco Inc. ..............................................  6.95     04/15/29        232,360
                                                                                            ------------
                                                                                                 416,828
                                                                                            ------------
            Investment Banks/Brokers (0.2%)
     100    Goldman Sachs Group Inc...................................  6.125    02/15/33         95,284
     130    Goldman Sachs Group Inc. .................................  6.875    01/15/11        144,903
     115    Goldman Sachs Group Inc. .................................  6.60     01/15/12        125,352
                                                                                            ------------
                                                                                                 365,539
                                                                                            ------------

                       See Notes to Financial Statements
 12

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Life/Health Insurance (0.2%)
$    140    American General Corp. ...................................  7.50 %   07/15/25   $    158,031
     250    John Hancock..............................................  7.375    02/15/24        267,505
                                                                                            ------------
                                                                                                 425,536
                                                                                            ------------
            Major Banks (0.3%)
     180    Bank One Corp. ...........................................  6.00     02/17/09        194,525
      70    Citicorp..................................................  6.75     08/15/05         76,307
     120    Fleetboston Financial Corp. ..............................  7.25     09/15/05        132,589
     145    UFJ Finance Aruba AEC (Aruba).............................  6.75     07/15/13        140,356
                                                                                            ------------
                                                                                                 543,777
                                                                                            ------------
            Major Telecommunications (0.4%)
     100    AT&T Corp. ...............................................  8.50     11/15/31        105,768
      55    British Telecom PLC (United Kingdom)......................  8.875    12/15/30         67,560
     135    Deutsche Telekom International Finance Corp.
              (Netherlands)...........................................  8.75     06/15/30        158,065
      50    GTE Corp. ................................................  6.94     04/15/28         50,765
     120    Verizon Global Funding Corp. .............................  7.75     12/01/30        133,888
     260    Verizon New England Inc. .................................  6.50     09/15/11        282,513
                                                                                            ------------
                                                                                                 798,559
                                                                                            ------------
            Managed Health Care (0.2%)
     210    Aetna, Inc. ..............................................  7.875    03/01/11        242,361
      40    Cigna Corp. ..............................................  6.375    10/15/11         41,965
     100    Wellpoint Health Network, Inc. ...........................  6.375    06/15/06        110,071
                                                                                            ------------
                                                                                                 394,397
                                                                                            ------------
            Media Conglomerates (0.3%)
      60    AOL Time Warner Inc. .....................................  7.70     05/01/32         62,933
      40    News America Holdings, Inc. ..............................  8.875    04/26/23         48,324
      60    News America Holdings, Inc. ..............................  7.75     02/01/24         64,984
     225    News America Holdings, Inc. ..............................  7.28     06/30/28        232,626
      65    Time Warner, Inc. ........................................  6.625    05/15/29         60,281
                                                                                            ------------
                                                                                                 469,148
                                                                                            ------------
            Motor Vehicles (0.4%)
      40    DaimlerChrysler North American Holdings Co. ..............  7.20     09/01/09         43,561
     105    DaimlerChrysler North American Holdings Co. ..............  8.50     01/18/31        114,659
      35    Ford Motor Co.............................................  6.625    10/01/28         27,568
     455    Ford Motor Co. ...........................................  7.45     07/16/31        388,566
     200    General Motors Corp. .....................................  8.10     06/15/24        181,757
                                                                                            ------------
                                                                                                 756,111
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Multi-Line Insurance (0.7%)
$    290    AIG SunAmerica Global Finance VI - 144A**.................  6.30 %   05/10/11   $    314,040
     455    Farmers Exchange Capital - 144A**.........................  7.05     07/15/28        387,865
      50    Hartford Financial Services Group, Inc. ..................  2.375    06/01/06         49,185
     180    Hartford Financial Services Group, Inc. ..................  7.90     06/15/10        210,758
     205    Nationwide Mutual Insurance Co. - 144A**..................  7.50     02/15/24        202,409
     100    Nationwide Mutual Insurance Co. - 144A**..................  8.25     12/01/31        111,679
                                                                                            ------------
                                                                                               1,275,936
                                                                                            ------------
            Oil & Gas Production (0.4%)
      15    Devon Financing Corp. ....................................  6.875    09/30/11         16,548
      40    Devon Financing Corp. ....................................  7.875    09/30/31         45,688
      55    Kerr-McGee Corp. .........................................  6.875    09/15/11         59,853
     160    Pemex Project Funding Master Trust........................  8.00     11/15/11        173,600
     395    Pemex Project Funding Master Trust........................  8.625    02/01/22        412,775
      80    Petro-Canada..............................................  5.35     07/15/33         68,767
                                                                                            ------------
                                                                                                 777,231
                                                                                            ------------
            Oil Refining/Marketing (0.0%)
      65    Marathon Oil Corp. .......................................  6.80     03/15/32         65,568
                                                                                            ------------

            Other Consumer Services (0.1%)
      95    Cendant Corp. ............................................  7.375    01/15/13        105,554
      90    Cendant Corp. ............................................  7.125    03/15/15         97,525
                                                                                            ------------
                                                                                                 203,079
                                                                                            ------------
            Other Metals/Minerals (0.1%)
      75    BHP Finance USA Ltd. (Australia)..........................  4.80     04/15/13         72,687
      35    Inco Ltd. (Canada)........................................  7.75     05/15/12         38,926
     140    Inco Ltd. (Canada)........................................  7.20     09/15/32        138,973
                                                                                            ------------
                                                                                                 250,586
                                                                                            ------------
            Pulp & Paper (0.2%)
      95    International Paper Co. ..................................  5.85     10/30/12         97,304
      65    International Paper Co. - 144A**..........................  5.30     04/01/15         61,740
      60    MeadWestVaco Corp. .......................................  6.85     04/01/12         65,441
      70    Sappi Papier Holding AG - 144A** (Austria)................  6.75     06/15/12         74,411
                                                                                            ------------
                                                                                                 298,896
                                                                                            ------------
            Real Estate Development (0.1%)
     200    World Financial Properties - 144A**.......................  6.91     09/01/13        219,041
                                                                                            ------------

                       See Notes to Financial Statements
 14

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Real Estate Investment Trusts (0.3%)
$    205    EOP Operating L.P. .......................................  7.25 %   06/15/28   $    210,238
     120    Simon Property Group L.P. ................................  6.375    11/15/07        130,114
      65    Simon Property Group L.P. ................................  6.35     08/28/12         67,951
      75    Vordano Reality Trust.....................................  5.625    06/15/07         78,033
                                                                                            ------------
                                                                                                 486,336
                                                                                            ------------
            Savings Banks (0.1%)
      95    Washington Mutual Bank....................................  5.50     01/15/13         96,150
                                                                                            ------------

            Services to the Health Industry (0.1%)
      55    Anthem Insurance - 144A**.................................  9.125    04/01/10         66,291
     110    Anthem Insurance - 144A**.................................  9.00     04/01/27        134,352
                                                                                            ------------
                                                                                                 200,643
                                                                                            ------------
            Tobacco (0.0%)
      90    Altria Group, Inc. .......................................  7.75     01/15/27         86,765
                                                                                            ------------
            Total Corporate Bonds (Cost $16,123,803).....................................     16,673,834
                                                                                            ------------
            Foreign Government Obligations (0.0%)
      35    United Mexican States Corp. (Mexico) (Cost $41,843).......  8.30     08/15/31         36,488
                                                                                            ------------
            U.S. Government Obligations (7.3%)
            U.S. Treasury Bonds
    1850    ..........................................................  7.625    02/15/25      2,359,906
   1,000    ..........................................................  8.125    08/15/19 -
                                                                                 08/15/21      1,314,316
            U.S. Treasury Notes
   5,200    ..........................................................  3.50     11/15/06      5,351,533
     800    ..........................................................  3.875    02/15/13        762,687
   2,900    ..........................................................  6.50     02/15/10      3,339,304
                                                                                            ------------
            Total U.S. Government Obligations (Cost $13,089,345).........................     13,127,746
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Mortgage Backed Securities (10.5%)
            Federal Home Loan Mortgage Corp.
$  7,750    ..........................................................  6.50 %      +       $  7,975,215
     350    ..........................................................  7.50     06/01/11 -
                                                                                 01/01/30        372,432
            Federal National Mortgage Assoc.
   1,100    ..........................................................  7.00        +          1,152,937
   3,428    ..........................................................  7.00     04/01/12 -
                                                                                 07/01/32      3,599,820
   3,278    ..........................................................  7.50     08/01/25 -
                                                                                 06/01/32      3,474,690
   1,253    ..........................................................  8.00     05/01/24 -
                                                                                 02/01/32      1,346,431
      59    ..........................................................  9.50     12/01/20         65,275
            Government National Mortgage Assoc. I
     348    ..........................................................  7.50     09/15/25 -
                                                                                 04/15/27        369,068
     384    ..........................................................  8.00     04/15/26 -
                                                                                 08/15/26        413,298
                                                                                            ------------
            Total Mortgage Backed Securities (Cost $18,692,696)..........................     18,769,166
                                                                                            ------------
            Asset-Backed Securities (1.4%)
            Finance/Rental/Leasing (1.4%)
      44    BMW Vehicle Owner Trust 2002-A............................  2.83     12/25/04         43,626
     124    Capital Auto Receivables Asset Trust 2002-2...............  2.89     04/15/04        124,213
     335    Chase Credit Card Master Trust............................  5.50     11/17/08        360,193
       1    Chase Manhattan Auto Owner Trust 2002-A...................  2.63     10/15/04            875
     197    Chase Manhattan Auto Owner Trust 2002-B...................  2.70     01/18/05        197,558
     350    Citibank Credit Issuance Trust............................  6.90     10/15/07        383,484
     113    Daimler Chrysler Auto Trust 2000-E........................  6.11     11/08/04        113,772
     233    Daimler Chrysler Auto Trust 2002-A........................  2.90     12/06/04        233,826
     135    Ford Credit Auto Owner Trust 2001-B.......................  5.12     10/15/04        136,220
      71    Ford Credit Auto Owner Trust 2002-B.......................  2.97     06/15/04         70,917
     238    Harley-Davidson Motorcycle Trust 2002-1...................  3.02     09/15/06        239,873
     153    Honda Auto Receivables Owner Trust 2002-2.................  2.91     09/15/04        153,551
     150    MBNA Master Credit Card Trust.............................  5.90     08/15/11        163,013
      15    National City Auto Receivables Trust 2002-A...............  3.00     01/15/05         14,762

                       See Notes to Financial Statements
 16

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$    200    Nissan Auto Receivables Owner Trust.......................  4.80 %   02/15/07   $    207,419
     104    Nissan Auto Receivables Owner Trust 2002-B................  3.07     08/16/04        104,350
                                                                                            ------------
            Total Asset-Backed Securities (Cost $2,483,174)..............................      2,547,652
                                                                                            ------------
            Short-Term Investments (9.8%)
            U.S. Government Obligations (a) (0.2%)
            U.S. Treasury Bills
     250    ***.......................................................  1.15     09/25/03        249,560
      45    ***.......................................................  0.94     01/15/04         44,805
                                                                                            ------------
            Total U.S. Government Obligations (Cost $294,365)............................        294,365
                                                                                            ------------
            Repurchase Agreement (9.6%)
  17,204    Joint repurchase agreement account (dated 07/31/03;
              proceeds $17,204,530) (b) (Cost $17,204,000)............  1.11     08/01/03     17,204,000
                                                                                            ------------
            Total Short-Term Investments (Cost $17,498,365)..............................     17,498,365
                                                                                            ------------

            Total Investments (Cost $168,945,497) (c)(d).........................   103.8%     186,230,860

            Liabilities in Excess of Other Assets................................    (3.8)      (6,868,000)
                                                                                    -----     ------------
            Net Assets...........................................................   100.0%    $179,362,860
                                                                                    =====     ============

---------------------------------------------------

    ADR  American Depository Receipt.
    FSA  Financial Security Assurance.
     *   Non-income producing security.
    **   Resale is restricted to qualified institutional investors.
    ***  All or a portion of these securities have been segregated in connection with open futures contracts.
     +   Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date;
         the actual principal amount and maturity date will be
         determined upon settlement.
    (a)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
    (b)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (c)  Securities have been designated as collateral in a amount equal to $14,341,590 in connection with securities purchased on a forward commitment basis and open futures contracts.
    (d)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $20,682,320 and the aggregate gross unrealized depreciation is $3,396,957, resulting in net unrealized appreciation of $17,285,363.

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

Futures Contracts Open at July 31, 2003:

NUMBER OF                    DESCRIPTION/DELIVERY           UNDERLYING FACE         UNREALIZED
CONTRACTS   LONG/SHORT          MONTH AND YEAR              AMOUNT AT VALUE        APPRECIATION
-----------------------------------------------------------------------------------------------
   20          Short      U.S. Treasury Note 5 year,          $(2,226,563)           $13,070
                                September/2003
   27          Short     U.S. Treasury Notes 10 year,          (2,986,875)            47,165
                                September/2003
                                                                                     -------
                         Total Unrealized Appreciation..........................     $60,235
                                                                                     =======

                       See Notes to Financial Statements
 18

Morgan Stanley Balanced Growth Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $168,945,497).......................................  $186,230,860
Receivable for:
    Investments sold........................................     1,832,159
    Shares of beneficial interest sold......................       807,377
    Interest................................................       611,450
    Dividends...............................................       181,188
    Variation margin........................................        48,250
Prepaid expenses and other assets...........................        78,009
                                                              ------------
    Total Assets............................................   189,789,293
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     9,969,536
    Shares of beneficial interest redeemed..................       173,418
    Distribution fee........................................       146,570
    Investment management fee...............................        90,555
Accrued expenses and other payables.........................        46,354
                                                              ------------
    Total Liabilities.......................................    10,426,433
                                                              ------------
    Net Assets..............................................  $179,362,860
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $190,546,037
Net unrealized appreciation.................................    17,345,598
Dividends in excess of net investment income................      (219,640)
Accumulated net realized loss...............................   (28,309,135)
                                                              ------------
    Net Assets..............................................  $179,362,860
                                                              ============
Class A Shares:
Net Assets..................................................    $6,212,505
Shares Outstanding (unlimited authorized, $.01 par value)...       528,141
    Net Asset Value Per Share...............................        $11.76
                                                              ============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......        $12.41
                                                              ============
Class B Shares:
Net Assets..................................................   $94,119,188
Shares Outstanding (unlimited authorized, $.01 par value)...     8,004,897
    Net Asset Value Per Share...............................        $11.76
                                                              ============
Class C Shares:
Net Assets..................................................   $78,367,938
Shares Outstanding (unlimited authorized, $.01 par value)...     6,662,907
    Net Asset Value Per Share...............................        $11.76
                                                              ============
Class D Shares:
Net Assets..................................................      $663,229
Shares Outstanding (unlimited authorized, $.01 par value)...        56,407
    Net Asset Value Per Share...............................        $11.76
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended July 31, 2003 (unaudited)

Net Investment Income:
Income
Dividends (net of $5,913 foreign withholding tax)...........  $ 1,257,640
Interest....................................................    1,039,808
                                                              -----------
    Total Income............................................    2,297,448
                                                              -----------
Expenses
Investment management fee...................................      495,085
Distribution fee (Class A shares)...........................        7,321
Distribution fee (Class B shares)...........................      419,491
Distribution fee (Class C shares)...........................      373,193
Transfer agent fees and expenses............................      128,142
Shareholder reports and notices.............................       28,230
Professional fees...........................................       25,755
Registration fees...........................................       23,949
Custodian fees..............................................       14,844
Trustees' fees and expenses.................................        6,415
Other.......................................................        7,286
                                                              -----------
    Total Expenses..........................................    1,529,711
                                                              -----------
    Net Investment Income...................................      767,737
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
    Investments.............................................    4,349,613
    Futures contracts.......................................      (35,498)
                                                              -----------
    Net Realized Gain.......................................    4,314,115
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
    Investments.............................................   11,135,862
    Futures contracts.......................................      100,601
                                                              -----------
    Net Appreciation........................................   11,236,463
                                                              -----------
    Net Gain................................................   15,550,578
                                                              -----------
Net Increase................................................  $16,318,315
                                                              ===========

                       See Notes to Financial Statements
 20

Morgan Stanley Balanced Growth Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED         ENDED
                                                              JULY 31, 2003   JANUARY 31, 2003
                                                              -------------   ----------------
                                                               (unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $    767,737      $  2,629,456
Net realized gain (loss)....................................     4,314,115       (15,837,149)
Net change in unrealized appreciation.......................    11,236,463       (17,593,434)
                                                              ------------      ------------
    Net Increase (Decrease).................................    16,318,315       (30,801,127)
                                                              ------------      ------------
Dividends to Shareholders from Net Investment Income:
Class A shares..............................................       (62,661)         (150,076)
Class B shares..............................................      (576,718)       (1,417,896)
Class C shares..............................................      (502,169)       (1,464,942)
Class D shares..............................................        (6,048)          (35,835)
                                                              ------------      ------------
    Total Dividends.........................................    (1,147,596)       (3,068,749)
                                                              ------------      ------------

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................     2,043,175        (9,494,759)
                                                              ------------      ------------
    Net Increase (Decrease).................................    17,213,894       (43,364,635)
Net Assets:
Beginning of period.........................................   162,148,966       205,513,601
                                                              ------------      ------------
End of Period
(Including dividends in excess of net investment income of
$219,640 and accumulated undistributed net investment income
of $160,219, respectively)..................................  $179,362,860      $162,148,966
                                                              ============      ============

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Balanced Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth with reasonable current income. The Fund seeks to achieve its objective by investing in common stock of companies which have a record of paying dividends and have the potential for increasing dividends, securities convertible into common stock and in investment grade fixed income securities. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of

Morgan Stanley Balanced Growth Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2003 (UNAUDITED) continued

purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Balanced Growth Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2003 (UNAUDITED) continued

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million and 0.575% to the portion of daily net assets in excess of $500 million.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $3,646,544 at July 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the

Morgan Stanley Balanced Growth Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2003 (UNAUDITED) continued

six months ended July 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended July 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $109, $118,487 and $1,835, respectively and received $27,428 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended July 31, 2003 aggregated $106,095,193 and $110,372,352, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities in the amount of $16,146,369 and $11,067,430, respectively, and purchases with other Morgan Stanley Funds of $597,913.

For the six months ended July 31, 2003, the Fund incurred brokerage commissions of $4,037 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At July 31, 2003, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $455,754.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $500.

Morgan Stanley Balanced Growth Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2003 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                    FOR THE YEAR
                                                          MONTHS ENDED                        ENDED
                                                          JULY 31, 2003                 JANUARY 31, 2003
                                                    -------------------------       -------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                                                    ----------   ------------       ----------   ------------
CLASS A SHARES
Sold..............................................      91,322   $  1,034,090          232,913   $  2,811,714
Reinvestment of dividends.........................       4,692         52,204           10,917        127,005
Redeemed..........................................    (112,809)    (1,272,195)        (187,248)    (2,160,038)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class A.................     (16,795)      (185,901)          56,582        778,681
                                                    ----------   ------------       ----------   ------------
CLASS B SHARES
Sold..............................................   1,774,618     19,976,254        3,621,512     42,937,984
Reinvestment of dividends.........................      41,966        469,127           98,082      1,143,993
Redeemed..........................................  (1,235,868)   (13,673,853)      (3,477,963)   (40,483,040)
                                                    ----------   ------------       ----------   ------------
Net increase - Class B............................     580,716      6,771,528          241,631      3,598,937
                                                    ----------   ------------       ----------   ------------
CLASS C SHARES
Sold..............................................     319,243      3,643,776          448,808      5,346,292
Reinvestment of dividends.........................      39,873        445,136          111,038      1,296,529
Redeemed..........................................    (717,205)    (7,909,845)      (1,813,488)   (20,867,708)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class C............................    (358,089)    (3,820,933)      (1,253,642)   (14,224,887)
                                                    ----------   ------------       ----------   ------------
CLASS D SHARES
Sold..............................................      19,079        218,913           65,956        779,348
Reinvestment of dividends.........................         522          5,830            2,998         34,787
Redeemed..........................................     (88,829)      (946,262)         (40,381)      (461,625)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class D.................     (69,228)      (721,519)          28,573        352,510
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) in Fund...................     136,604   $  2,043,175         (926,856)  $ (9,494.759)
                                                    ==========   ============       ==========   ============

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Balanced Growth Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2003 (UNAUDITED) continued

As of January 31, 2003, the Fund had a net capital loss carryforward of $29,817,209 of which $3,271,494 will expire on January 31, 2009, $87,164 will expire on January 31, 2010 and $26,458,551 will expire on January 31, 2011 to offset future capital gains to the extent provided by regulations.

As of January 31, 2003, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and book amortization of premiums on debt securities.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in interest rate and stock index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At July 31, 2003, the Fund had outstanding futures contracts.

Morgan Stanley Balanced Growth Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                         FOR THE SIX                             FOR THE YEAR ENDED JANUARY 31
                                        MONTHS ENDED           ------------------------------------------------------------------
                                        JULY 31, 2003           2003           2002           2001           2000           1999
                                        -------------          ------         ------         ------         ------         ------
                                         (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of
 period...............................     $10.73              $12.82         $13.29         $13.11         $15.01         $14.68
                                           ------              ------         ------         ------         ------         ------

Income (loss) from investment
 operations:
    Net investment income++...........       0.09                0.25           0.33           0.37           0.41           0.36
    Net realized and unrealized gain
    (loss)............................       1.06               (2.06)         (0.42)          0.87          (0.59)          2.01
                                           ------              ------         ------         ------         ------         ------

Total income (loss) from investment
 operations...........................       1.15               (1.81)         (0.09)          1.24          (0.18)          2.37
                                           ------              ------         ------         ------         ------         ------

Less dividends and distributions from:
    Net investment income.............      (0.12)              (0.28)         (0.38)         (0.38)         (0.40)         (0.39)
    Net realized gain.................         --                  --             --          (0.68)         (1.32)         (1.65)
                                           ------              ------         ------         ------         ------         ------

Total dividends and distributions.....      (0.12)              (0.28)         (0.38)         (1.06)         (1.72)         (2.04)
                                           ------              ------         ------         ------         ------         ------

Net asset value, end of period........     $11.76              $10.73         $12.82         $13.29         $13.11         $15.01
                                           ======              ======         ======         ======         ======         ======

Total Return+.........................      10.77%(1)          (14.27)%        (0.53)%        10.65%         (1.35)%        17.02%

Ratios to Average Net Assets(3):
Expenses..............................       1.13%(2)            1.10%          1.07%          1.03%          1.04%          1.06%

Net investment income.................       1.65%(2)            2.14%          2.56%          2.95%          2.81%          2.62%

Supplemental Data:
Net assets, end of period, in
 thousands............................     $6,213              $5,848         $6,259         $7,440         $6,308         $3,670

Portfolio turnover rate...............         56%(1)             145%            67%            33%            48%            49%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period
    + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period
    (1)  Annualized
    (2)  Not annualized
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses

                       See Notes to Financial Statements
 28

Morgan Stanley Balanced Growth Fund
FINANCIAL HIGHLIGHTS continued

                                           FOR THE SIX                            FOR THE YEAR ENDED JANUARY 31
                                          MONTHS ENDED           ----------------------------------------------------------------
                                          JULY 31, 2003            2003          2002          2001          2000          1999
                                          -------------          --------      --------      --------      --------      --------
                                           (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period....      $10.73               $12.81       $13.28        $13.09        $14.99        $14.67
                                              ------               -----        ------        ------        ------        ------
Income (loss) from investment
 operations:
    Net investment income++.............        0.05                0.16          0.23          0.27          0.30          0.21
    Net realized and unrealized gain
    (loss)..............................        1.06               (2.05)        (0.42)         0.88         (0.60)         2.03
                                              ------               -----        ------        ------        ------        ------
Total income (loss) from investment
 operations.............................        1.11               (1.89)        (0.19)         1.15         (0.30)         2.24
                                              ------               -----        ------        ------        ------        ------
Less dividends and distributions from:
    Net investment income...............       (0.08)              (0.19)        (0.28)        (0.28)        (0.28)        (0.27)
    Net realized gain...................          --                  --            --         (0.68)        (1.32)        (1.65)
                                              ------               -----        ------        ------        ------        ------
Total dividends and distributions.......       (0.08)              (0.19)        (0.28)        (0.96)        (1.60)        (1.92)
                                              ------               -----        ------        ------        ------        ------
Net asset value, end of period..........      $11.76               $10.73       $12.81        $13.28        $13.09        $14.99
                                              ======               =====        ======        ======        ======        ======
Total Return+...........................       10.35%(1)          (14.86)%       (1.32)%        9.83%        (2.15)%       16.09%
Ratios to Average Net Assets(3):
Expenses................................        1.88%(2)            1.87%         1.83%         1.83%         1.80%         1.81%
Net investment income...................        0.90%(2)            1.37%         1.80%         2.15%         2.05%         1.87%
Supplemental Data:
Net assets, end of period, in
 thousands..............................     $94,119             $79,631       $92,009       $57,490       $87,554       $99,666
Portfolio turnover rate.................          56%(1)             145%           67%           33%           48%           49%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Annualized.
    (2)  Not annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
FINANCIAL HIGHLIGHTS continued



                                            FOR THE SIX                            FOR THE YEAR ENDED JANUARY 31
                                           MONTHS ENDED           ---------------------------------------------------------------
                                           JULY 31, 2003           2003          2002          2001          2000          1999
                                           -------------          -------      --------      --------      --------      --------
                                            (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period.....      $10.73              $12.81        $13.28        $13.09        $14.99        $14.66
                                               ------              ------        ------        ------        ------        ------

Income (loss) from investment operations:
    Net investment income++..............        0.05                0.16          0.23          0.27          0.30          0.22
    Net realized and unrealized gain
    (loss)...............................        1.06               (2.05)        (0.42)         0.88         (0.60)         2.04
                                               ------              ------        ------        ------        ------        ------

Total income (loss) from investment
 operations..............................        1.11               (1.89)        (0.19)         1.15         (0.30)         2.26
                                               ------              ------        ------        ------        ------        ------

Less dividends and distributions from:
    Net investment income................       (0.08)              (0.19)        (0.28)        (0.28)        (0.28)        (0.28)
    Net realized gain....................          --                  --            --         (0.68)        (1.32)        (1.65)
                                               ------              ------        ------        ------        ------        ------

Total dividends and distributions........       (0.08)              (0.19)        (0.28)        (0.96)        (1.60)        (1.93)
                                               ------              ------        ------        ------        ------        ------

Net asset value, end of period...........      $11.76              $10.73        $12.81        $13.28        $13.09        $14.99
                                               ======              ======        ======        ======        ======        ======

Total Return+............................       10.34%(1)          (14.88)%       (1.34)%        9.86%        (2.14)%       16.23%

Ratios to Average Net Assets(3):
Expenses.................................        1.88%(2)            1.87%         1.83%         1.80%         1.79%         1.80%

Net investment income....................        0.90%(2)            1.37%         1.80%         2.18%         2.06%         1.88%

Supplemental Data:
Net assets, end of period, in
 thousands...............................     $78,368             $75,323      $106,002      $117,927      $163,953      $203,132

Portfolio turnover rate..................          56%(1)             145%           67%           33%           48%           49%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Annualized.
    (2)  Not annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 30

Morgan Stanley Balanced Growth Fund
FINANCIAL HIGHLIGHTS continued

                                                FOR THE SIX                   FOR THE YEAR ENDED JANUARY 31
                                               MONTHS ENDED     ----------------------------------------------------------
                                               JULY 31, 2003     2003            2002        2001        2000        1999
                                               -------------    ------          ------      ------      ------      ------
                                                (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period.........     $10.73        $12.81          $13.28      $13.10      $15.01      $14.68
                                                  ------        ------          ------      ------      ------      ------

Income (loss) from investment operations:
    Net investment income++..................       0.11          0.27            0.37        0.39        0.44        0.37
    Net realized and unrealized gain
    (loss)...................................       1.05         (2.04)          (0.43)       0.88       (0.60)       2.03
                                                  ------        ------          ------      ------      ------      ------

Total income (loss) from investment
 operations..................................       1.16         (1.77)          (0.06)       1.27       (0.16)       2.40
                                                  ------        ------          ------      ------      ------      ------

Less dividends and distributions from:
    Net investment income....................      (0.13)        (0.31)          (0.41)      (0.41)      (0.43)      (0.42)
    Net realized gain........................         --            --              --       (0.68)      (1.32)      (1.65)
                                                  ------        ------          ------      ------      ------      ------

Total dividends and distributions............      (0.13)        (0.31)          (0.41)      (1.09)      (1.75)      (2.07)
                                                  ------        ------          ------      ------      ------      ------

Net asset value, end of period...............     $11.76        $10.73          $12.81      $13.28      $13.10      $15.01
                                                  ======        ======          ======      ======      ======      ======

Total Return+................................      10.89%(1)    (13.99)%         (0.32)%     10.93%      (1.20)%     17.28%

Ratios to Average Net Assets(3):
Expenses.....................................       0.88%(2)      0.87%           0.83%       0.83%       0.80%       0.81%

Net investment income........................       1.90%(2)      2.37%           2.80%       3.15%       3.05%       2.87%

Supplemental Data:
Net assets, end of period, in thousands......       $663        $1,347          $1,244      $2,702      $3,188      $1,853

Portfolio turnover rate......................         56%(1)       145%             67%         33%         48%         49%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Calculated based on the net asset value as of the last business day of the period.
    (1)  Annualized.
    (2)  Not annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

Morgan Stanley
Balanced Growth Fund

Semiannual Report
July 31, 2003

[MORGAN STANLEY LOGO]

37896RPT-12077H03-AP-8/03

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Growth Fund


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 22, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 22, 2003


/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 22, 2003

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 8, 2003



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